                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 93.1%  FEDERAL AGENCY
        SECURITIES                                       151,758         151,758

  5.8%  OTHER INVESTMENTS                                  9,533           9,533
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                                161,291         161,291

  1.1%  OTHER ASSETS AND
        LIABILITIES                                                        1,802
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       163,093

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

FEDERAL AGENCY SECURITIES 93.1% OF NET ASSETS
FIXED-RATE DISCOUNT NOTES 93.1%
--------------------------------------------------------------------------------
FANNIE MAE
   5.19%, 10/02/06                                         1,900           1,900
   5.18%, 10/04/06                                         1,400           1,399
   5.19%, 10/04/06                                         1,900           1,899
   5.20%, 10/04/06                                         1,200           1,199
   5.23%, 10/11/06                                         1,050           1,048
   5.29%, 10/11/06                                         1,000             999
   5.32%, 10/11/06                                         2,101           2,098
   5.20%, 10/25/06                                         1,800           1,794
   5.20%, 10/25/06                                         1,400           1,395
   5.20%, 11/01/06                                         2,000           1,991
   5.13%, 11/08/06                                         1,235           1,228
   5.21%, 11/08/06                                         1,100           1,094
   5.21%, 11/08/06                                         1,300           1,293
   5.24%, 11/08/06                                         1,600           1,591
   5.14%, 11/15/06                                         1,520           1,510
   5.21%, 11/15/06                                         3,000           2,981
   5.34%, 11/28/06                                         1,100           1,091
   5.21%, 11/29/06                                         3,024           2,998
   5.25%, 01/03/07                                         2,035           2,008
   5.29%, 01/03/07                                         2,000           1,973
   5.36%, 01/03/07                                         1,000             986
   5.27%, 01/10/07                                         1,000             986
   5.17%, 02/14/07                                         1,431           1,404
FEDERAL FARM CREDIT BANK
   5.16%, 10/02/06                                         3,635           3,634
   5.15%, 10/04/06                                         2,000           1,999
   5.17%, 10/04/06                                         3,000           2,999
   5.16%, 10/06/06                                         3,735           3,732
   5.17%, 10/16/06                                         2,500           2,495
   5.33%, 10/16/06                                         1,000             998
   5.18%, 11/27/06                                         1,147           1,138
   5.20%, 12/13/06                                         2,097           2,075
   5.20%, 12/18/06                                         2,000           1,978
   5.30%, 01/03/07                                         1,000             986
FEDERAL HOME LOAN BANK
   5.22%, 10/04/06                                         1,600           1,599
   5.18%, 10/11/06                                         3,081           3,077
   5.33%, 10/13/06                                         1,000             998
   5.18%, 10/16/06                                         1,564           1,561
   5.20%, 10/18/06                                         2,000           1,995
   5.32%, 10/20/06                                         1,000             997
   5.19%, 11/01/06                                         2,151           2,141
   5.20%, 11/03/06                                         5,000           4,976
   5.19%, 11/08/06                                         3,029           3,013
   5.19%, 11/10/06                                         1,121           1,115
   5.21%, 11/15/06                                         1,636           1,625
   5.22%, 11/17/06                                         5,785           5,746
   5.22%, 12/15/06                                         2,000           1,979
FREDDIE MAC
   5.29%, 10/06/06                                         2,000           1,999
   5.30%, 10/06/06                                         3,192           3,190
   5.20%, 10/18/06                                         1,000             998
   5.34%, 10/23/06                                         1,000             997
   5.29%, 10/24/06                                         2,900           2,890
   5.31%, 10/24/06                                         2,000           1,993
   5.23%, 10/31/06                                         1,590           1,583
   5.33%, 11/01/06                                         1,000             995
   5.22%, 11/14/06                                         1,200           1,192
   5.22%, 11/14/06                                         2,000           1,988
   5.21%, 11/28/06                                         5,625           5,578
   5.22%, 12/05/06                                         1,900           1,882
   5.20%, 12/12/06                                         1,000             990
   5.24%, 12/18/06                                         2,870           2,838
   5.26%, 01/02/07                                         1,264           1,247
   5.20%, 01/09/07                                         1,792           1,767
   5.29%, 01/30/07                                         1,088           1,069
   5.19%, 02/16/07                                         2,437           2,390
   5.24%, 02/16/07                                         3,875           3,799
TENNESSEE VALLEY AUTHORITY
   5.12%, 10/12/06                                         6,000           5,991
   5.14%, 10/12/06                                         5,000           4,992
   5.15%, 10/12/06                                         2,500           2,496
   5.15%, 10/19/06                                         3,000           2,992
   5.17%, 10/26/06                                         3,206           3,195
   5.16%, 11/02/06                                         3,000           2,986
                                                                     -----------
                                                                         151,758

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                 MATURITY AMOUNT        VALUE
SECURITY                                           ($ X 1,000)       ($ X 1,000)

OTHER INVESTMENTS 5.8% ON NET ASSETS

REPURCHASE AGREEMENTS 5.8%
--------------------------------------------------------------------------------
CREDIT SUISSE SECURITIES (USA)
L.L.C.
Tri-Party Repurchase Agreement Collateralized
   by U.S. Treasury Securities with a value
   of $9,729 at 4.95%, issued 09/29/06,
   due 10/02/06.                                           9,537           9,533

END OF INVESTMENTS.

At 09/30/06, the cost of the fund's investments was $161,291.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 13.8%  COMMON STOCK                                       3,045          5,754

 79.0%  OTHER INVESTMENT
        COMPANIES                                         27,469         32,937

  7.1%  SHORT-TERM
        INVESTMENTS                                        2,983          2,983

  0.1%  U.S. TREASURY
        OBLIGATION                                            45             45
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                33,542          41,719

  0.0%  OTHER ASSETS AND
        LIABILITIES                                                         (20)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       41,699

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 13.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      33              --
Ford Motor Co.                                               887               7
General Motors Corp.                                         271               9
The Goodyear Tire & Rubber Co. *                              87               1
Harley-Davidson, Inc.                                        132               8
Johnson Controls, Inc.                                        94               7
                                                                     -----------
                                                                              32
BANKS 0.8%
--------------------------------------------------------------------------------
AmSouth Bancorp                                              164               5
BB&T Corp.                                                   254              11
Comerica, Inc.                                                78               4
Compass Bancshares, Inc.                                      59               3
Countrywide Financial Corp.                                  286              10
Fannie Mae                                                   458              26
Fifth Third Bancorp                                          263              10
First Horizon National Corp.                                  60               2
Freddie Mac                                                  327              22
Golden West Financial Corp.                                  123               9
Huntington Bancshares, Inc.                                  119               3
KeyCorp                                                      192               7
M&T Bank Corp.                                                37               4
Marshall & Ilsley Corp.                                      107               5
MGIC Investment Corp.                                         42               3
National City Corp.                                          261              10
North Fork Bancorp, Inc.                                     227               7
PNC Financial Services Group, Inc.                           139              10
Regions Financial Corp.                                      216               8
Sovereign Bancorp, Inc.                                      177               4
SunTrust Banks, Inc.                                         176              14
Synovus Financial Corp.                                      150               4
U.S. Bancorp                                                 853              28
Wachovia Corp.                                               768              43
Washington Mutual, Inc.                                      470              20
Wells Fargo & Co.                                          1,585              57
Zions Bancorp                                                 50               4
                                                                     -----------
                                                                             333
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
3M Co.                                                       358              27
American Power Conversion Corp.                               72               2
American Standard Cos., Inc.                                  86               4
Caterpillar, Inc.                                            318              21
Cooper Industries Ltd., Class A                               44               4
Cummins, Inc.                                                 22               3
Danaher Corp.                                                113               8
Deere & Co.                                                  114               9
Dover Corp.                                                   98               5
Eaton Corp.                                                   71               5
Emerson Electric Co.                                         195              16
Fluor Corp.                                                   42               3
General Dynamics Corp.                                       190              14
General Electric Co.                                       4,933             174
Goodrich Corp.                                                59               2
Honeywell International, Inc.                                395              16
Illinois Tool Works, Inc.                                    197               9
Ingersoll-Rand Co., Ltd., Class A                            155               6
ITT Industries, Inc.                                          89               4
L-3 Communications Holdings, Inc.                             58               4
Lockheed Martin Corp.                                        170              15
Masco Corp.                                                  197               5
Navistar International Corp. *                                30               1
Northrop Grumman Corp.                                       166              11
Paccar, Inc.                                                 122               7
Pall Corp.                                                    60               2
Parker Hannifin Corp.                                         56               4
Raytheon Co.                                                 213              10
Rockwell Automation, Inc.                                     83               5
Rockwell Collins, Inc.                                        82               4
Textron, Inc.                                                 62               5
The Boeing Co.                                               379              30
Tyco International Ltd.                                      954              27
United Technologies Corp.                                    481              30
W.W. Grainger, Inc.                                           37               2
                                                                     -----------
                                                                             494
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              118               1
Avery Dennison Corp.                                          55               3
Cintas Corp.                                                  68               3
Equifax, Inc.                                                 64               2
Monster Worldwide, Inc. *                                     62               2
Pitney Bowes, Inc.                                           111               5
R.R. Donnelley & Sons Co.                                    105               3
Robert Half International, Inc.                               84               3
Waste Management, Inc.                                       264              10
                                                                     -----------
                                                                              32

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                          37               3
Brunswick Corp.                                               46               1
Centex Corp.                                                  60               3
Coach, Inc. *                                                182               6
D.R. Horton, Inc.                                            129               3
Eastman Kodak Co.                                            136               3
Fortune Brands, Inc.                                          71               5
Harman International Industries, Inc.                         33               3
Hasbro, Inc.                                                  86               2
Jones Apparel Group, Inc.                                     56               2
KB HOME                                                       38               2
Leggett & Platt, Inc.                                         88               2
Lennar Corp., Class A                                         65               3
Liz Claiborne, Inc.                                           51               2
Mattel, Inc.                                                 184               3
Newell Rubbermaid, Inc.                                      130               4
Nike, Inc., Class B                                           90               8
Pulte Homes, Inc.                                            103               3
Snap-On, Inc.                                                 27               1
The Stanley Works                                             36               2
VF Corp.                                                      43               3
Whirlpool Corp.                                               37               3
                                                                     -----------
                                                                              67
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                 68               3
Carnival Corp.                                               207              10
Darden Restaurants, Inc.                                      64               3
H&R Block, Inc.                                              158               3
Harrah's Entertainment Inc                                    89               6
Hilton Hotels Corp.                                          157               4
International Game Technology                                161               6
Marriott International, Inc., Class A                        154               6
McDonald's Corp.                                             596              23
Starbucks Corp. *                                            363              12
Starwood Hotels & Resorts Worldwide, Inc.                    104               6
Wendy's International, Inc.                                   56               4
Wyndham Worldwide Corp. *                                     97               3
YUM! Brands, Inc.                                            131               7
                                                                     -----------
                                                                              96
DIVERSIFIED FINANCIALS 1.4%
--------------------------------------------------------------------------------
American Express Co.                                         586              33
Ameriprise Financial, Inc.                                   119               5
Bank of America Corp.                                      2,198             118
Capital One Financial Corp.                                  143              11
Chicago Mercantile Exchange Holdings, Inc.                    15               7
CIT Group, Inc.                                               96               5
Citigroup, Inc.                                            2,362             117
E*TRADE Financial Corp. *                                    198               5
Federated Investors, Inc., Class B                            40               1
Franklin Resources, Inc.                                      72               8
Janus Capital Group, Inc.                                    103               2
JPMorgan Chase & Co.                                       1,650              77
Legg Mason, Inc.                                              59               6
Lehman Brothers Holdings, Inc.                               351              26
Mellon Financial Corp.                                       198               8
Merrill Lynch & Co., Inc.                                    435              34
Moody's Corp.                                                117               7
Morgan Stanley                                               509              37
Northern Trust Corp.                                          88               5
SLM Corp.                                                    198              10
State Street Corp.                                           158              10
T Rowe Price Group                                           127               6
The Bank of New York Co., Inc.                               365              13
The Bear Stearns Cos., Inc.                                   56               8
The Charles Schwab Corp. (a)                                 489               9
The Goldman Sachs Group, Inc.                                207              35
                                                                     -----------
                                                                             603
ENERGY 1.3%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                     221              10
Apache Corp.                                                 157              10
Baker Hughes, Inc.                                           162              11
BJ Services Co.                                              155               5
Chesapeake Energy Corp.                                      177               5
ChevronTexaco Corp.                                        1,054              68
ConocoPhillips                                               781              46
Devon Energy Corp.                                           211              13
El Paso Corp.                                                312               4
EOG Resources, Inc.                                          115               7
Exxon Mobil Corp.                                          2,890             194
Halliburton Co.                                              489              14
Hess Corp.                                                   111               5
Kinder Morgan, Inc.                                           49               5
Marathon Oil Corp.                                           174              13
Murphy Oil Corp.                                              79               4
Nabors Industries Ltd. *                                     150               4
National-Oilwell Varco, Inc. *                                82               5
Noble Corp.                                                   64               4
Occidental Petroleum Corp.                                   407              20
Rowan Cos., Inc.                                              52               2
Schlumberger Ltd.                                            560              35
Sunoco, Inc.                                                  64               4
Transocean, Inc. *                                           155              11
Valero Energy Corp.                                          295              15
Weatherford International Ltd. *                             167               7
Williams Cos., Inc.                                          283               7
XTO Energy, Inc.                                             172               7
                                                                     -----------
                                                                             535
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                       225              11
CVS Corp.                                                    388              12
Kroger Co.                                                   346               8
Safeway, Inc.                                                214               7
Supervalu, Inc.                                               98               3
Sysco Corp.                                                  296              10
Wal-Mart Stores, Inc.                                      1,185              58
Walgreen Co.                                                 480              21
Whole Foods Market, Inc.                                      68               4
Winn-Dixie Stores, Inc. *                                    102              --
                                                                     -----------
                                                                             134

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                           988              76
Anheuser-Busch Cos., Inc.                                    368              17
Archer Daniels Midland Co.                                   310              12
Brown-Forman Corp., Class B                                   40               3
Campbell Soup Co.                                             89               3
Coca-Cola Enterprises, Inc.                                  145               3
ConAgra Foods, Inc.                                          246               6
Constellation Brands, Inc., Class A *                         95               3
Dean Foods Co. *                                              66               3
General Mills, Inc.                                          169               9
H.J. Heinz Co.                                               159               7
Kellogg Co.                                                  119               6
McCormick & Co., Inc.                                         64               2
Molson Coors Brewing Co., Class B                             25               2
PepsiCo, Inc.                                                784              51
Reynolds American, Inc.                                       81               5
Sara Lee Corp.                                               360               6
The Coca-Cola Co.                                            975              43
The Hershey Co.                                               85               4
The Pepsi Bottling Group, Inc.                                64               2
Tyson Foods, Inc., Class A                                   100               2
UST, Inc.                                                     79               4
Wm. Wrigley Jr. Co.                                          106               5
                                                                     -----------
                                                                             274
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                                  269              11
AmerisourceBergen Corp.                                       99               4
Bausch & Lomb, Inc.                                           26               1
Baxter International, Inc.                                   307              14
Becton Dickinson & Co.                                       119               8
Biomet, Inc.                                                 119               4
Boston Scientific Corp. *                                    546               8
C.R. Bard, Inc.                                               50               4
Cardinal Health, Inc.                                        200              13
Caremark Rx, Inc.                                            213              12
CIGNA Corp.                                                   58               7
Coventry Health Care, Inc. *                                  75               4
Express Scripts, Inc. *                                       70               5
HCA, Inc.                                                    195              10
Health Management Associates, Inc., Class A                  115               2
Hospira, Inc. *                                               77               3
Humana, Inc. *                                                79               5
IMS Health, Inc.                                              96               2
Laboratory Corp. of America Holdings *                        60               4
Manor Care, Inc.                                              38               2
McKesson Corp.                                               145               8
Medco Health Solutions, Inc. *                               146               9
Medtronic, Inc.                                              572              26
Patterson Cos., Inc. *                                        66               2
Quest Diagnostics, Inc.                                       76               5
St. Jude Medical, Inc. *                                     174               6
Stryker Corp.                                                140               7
Tenet Healthcare Corp. *                                     224               2
UnitedHealth Group, Inc.                                     642              32
WellPoint, Inc. *                                            313              24
Zimmer Holdings, Inc. *                                      119               8
                                                                     -----------
                                                                             252
HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                   39               2
Avon Products, Inc.                                          217               7
Clorox Co.                                                    75               5
Colgate-Palmolive Co.                                        246              15
Kimberly-Clark Corp.                                         222              14
Procter & Gamble Co.                                       1,559              96
The Estee Lauder Cos., Inc., Class A                          60               2
                                                                     -----------
                                                                             141
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                     153               8
AFLAC, Inc.                                                  236              11
Ambac Financial Group, Inc.                                   49               4
American International Group, Inc.                         1,229              81
Aon Corp.                                                    154               5
Cincinnati Financial Corp.                                    84               4
Genworth Financial, Inc., Class A                            180               6
Lincoln National Corp.                                       135               8
Loews Corp.                                                  196               7
Marsh & McLennan Cos., Inc.                                  259               7
MBIA, Inc.                                                    65               4
MetLife, Inc.                                                359              20
Principal Financial Group, Inc.                              133               7
Prudential Financial, Inc.                                   235              18
SAFECO Corp.                                                  60               4
The Allstate Corp.                                           306              19
The Chubb Corp.                                              191              10
The Hartford Financial Services Group, Inc.                  145              13
The Progressive Corp.                                        377               9
The St. Paul Travelers Cos., Inc.                            330              16
Torchmark Corp.                                               50               3
UnumProvident Corp.                                          143               3
XL Capital Ltd., Class A                                      84               6
                                                                     -----------
                                                                             273
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                               107               7
Alcoa, Inc.                                                  413              12
Allegheny Technologies, Inc.                                  40               2
Ashland, Inc.                                                 34               2
Ball Corp.                                                    50               2
Bemis Co.                                                     50               2
E.I. du Pont de Nemours & Co.                                436              19
Eastman Chemical Co.                                          39               2
Ecolab, Inc.                                                  88               4
Freeport-McMoran Copper & Gold, Inc., Class B                 89               5
Hercules, Inc. *                                              55               1
International Flavors & Fragrances, Inc.                      38               2

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
International Paper Co.                                      235               8
Louisiana-Pacific Corp.                                       52               1
MeadWestvaco Corp.                                            87               2
Monsanto Co.                                                 255              12
Newmont Mining Corp.                                         212               9
Nucor Corp.                                                  147               7
Pactiv Corp. *                                                69               2
Phelps Dodge Corp.                                            98               8
PPG Industries, Inc.                                          80               5
Praxair, Inc.                                                153               9
Rohm & Haas Co.                                               70               3
Sealed Air Corp.                                              39               2
Sigma-Aldrich Corp.                                           39               3
Temple-Inland, Inc.                                           54               2
The Dow Chemical Co.                                         458              18
United States Steel Corp.                                     53               3
Vulcan Materials Co.                                          48               4
Weyerhaeuser Co.                                             117               7
                                                                     -----------
                                                                             165
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                           997              28
Clear Channel Communications, Inc.                           245               7
Comcast Corp., Class A *                                   1,013              37
Dow Jones & Co., Inc.                                         29               1
Gannett Co., Inc.                                            113               6
Interpublic Group of Cos., Inc. *                            205               2
McGraw-Hill Cos., Inc.                                       174              10
Meredith Corp.                                                21               1
New York Times Co., Class A                                   75               2
News Corp., Inc., Class A                                  1,137              22
Omnicom Group, Inc.                                           85               8
The E.W. Scripps Co., Class A                                 42               2
The McClatchy Co., Class A                                    17               1
The Walt Disney Co.                                          912              28
Time Warner, Inc.                                          2,133              39
Tribune Co.                                                  124               4
Univision Communications, Inc., Class A *                    106               4
Viacom, Inc., Class B *                                      366              13
                                                                     -----------
                                                                             215
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                          730              35
Allergan, Inc.                                                72               8
Amgen, Inc. *                                                553              40
Applera Corp. - Applied Biosystems Group                      88               3
Barr Pharmaceuticals, Inc. *                                  50               3
Biogen Idec, Inc. *                                          163               7
Bristol-Myers Squibb Co.                                     927              23
Eli Lilly & Co.                                              535              30
Fisher Scientific International, Inc. *                       60               5
Forest Laboratories, Inc. *                                  156               8
Genzyme Corp. *                                              123               8
Gilead Sciences, Inc. *                                      219              15
Johnson & Johnson                                          1,409              91
King Pharmaceuticals, Inc. *                                 116               2
MedImmune, Inc. *                                            121               4
Merck & Co., Inc.                                          1,035              43
Millipore Corp. *                                             25               2
Mylan Laboratories, Inc.                                     105               2
PerkinElmer, Inc.                                             63               1
Pfizer, Inc.                                               3,482              99
Schering-Plough Corp.                                        702              16
Thermo Electron Corp. *                                       78               3
Waters Corp. *                                                49               2
Watson Pharmaceuticals, Inc. *                                49               1
Wyeth                                                        636              32
                                                                     -----------
                                                                             483
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                47               3
Archstone-Smith Trust                                        102               6
Boston Properties, Inc.                                       44               4
Equity Office Properties Trust                               177               7
Equity Residential                                           140               7
Kimco Realty Corp.                                           103               4
Plum Creek Timber Co., Inc.                                   90               3
ProLogis                                                     118               7
Public Storage, Inc.                                          41               3
Realogy Corp. *                                              121               3
Simon Property Group, Inc.                                    88               8
Vornado Realty Trust                                          59               6
                                                                     -----------
                                                                              61
RETAILING 0.5%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                           147               5
AutoNation, Inc. *                                            70               2
AutoZone, Inc. *                                              27               3
Bed, Bath & Beyond, Inc. *                                   133               5
Best Buy Co., Inc.                                           193              10
Big Lots, Inc. *                                              89               2
Circuit City Stores, Inc.                                     74               2
Dillard's, Inc., Class A                                      30               1
Dollar General Corp.                                         151               2
eBay, Inc. *                                                 546              16
Family Dollar Stores, Inc.                                    75               2
Federated Department Stores, Inc.                            257              11
Genuine Parts Co.                                             82               4
Home Depot, Inc.                                           1,006              36
J.C. Penney Co., Inc.                                        110               7
Kohl's Corp. *                                               165              11
Limited Brands, Inc.                                         166               4
Lowe's Cos., Inc.                                            739              21
Nordstrom, Inc.                                              104               4
Office Depot, Inc. *                                         140               6
OfficeMax, Inc.                                               34               1
RadioShack Corp.                                              11              --
Sears Holdings Corp. *                                        48               8
Staples, Inc.                                                345               8
Target Corp.                                                 418              23
The Gap, Inc.                                                272               5
The Sherwin-Williams Co.                                      53               3
The TJX Cos., Inc.                                           218               6

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Tiffany & Co.                                                 68               2
                                                                     -----------
                                                                             210
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                               229               6
Altera Corp. *                                               172               3
Analog Devices, Inc.                                         175               5
Applied Materials, Inc.                                      751              13
Applied Micro Circuits Corp. *                               222               1
Broadcom Corp., Class A *                                    209               6
Freescale Semiconductor, Inc., Class B *                     196               7
Intel Corp.                                                2,785              57
KLA-Tencor Corp.                                              96               4
Linear Technology Corp.                                      145               4
LSI Logic Corp. *                                            187               2
Maxim Integrated Products, Inc.                              152               4
Micron Technology, Inc. *                                    320               6
National Semiconductor Corp.                                 160               4
Novellus Systems, Inc. *                                      65               2
NVIDIA Corp. *                                               162               5
PMC - Sierra, Inc. *                                          89               1
Teradyne, Inc. *                                              95               1
Texas Instruments, Inc.                                      758              25
Xilinx, Inc.                                                 165               4
                                                                     -----------
                                                                             160
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                        284              11
Affiliated Computer Services, Inc., Class A *                 55               3
Autodesk, Inc. *                                             111               4
Automatic Data Processing, Inc.                              275              13
BMC Software, Inc. *                                         102               3
CA, Inc.                                                     216               5
Citrix Systems, Inc. *                                        85               3
Computer Sciences Corp. *                                     90               4
Compuware Corp. *                                            183               1
Convergys Corp. *                                             67               1
Electronic Arts, Inc. *                                      144               8
Electronic Data Systems Corp.                                244               6
First Data Corp.                                             363              15
Fiserv, Inc. *                                                89               4
Google, Inc., Class A *                                       97              39
Intuit, Inc. *                                               167               5
Microsoft Corp.                                            4,205             115
Novell, Inc. *                                               186               1
Oracle Corp. *                                             1,785              32
Parametric Technology Corp. *                                 53               1
Paychex, Inc.                                                160               6
Sabre Holdings Corp., Class A                                 63               1
Symantec Corp. *                                             494              11
Unisys Corp. *                                               163               1
VeriSign, Inc. *                                             117               2
Yahoo! Inc. *                                                599              15
                                                                     -----------
                                                                             310
TECHNOLOGY HARDWARE & EQUIPMENT 0.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                                56               1
Agilent Technologies, Inc. *                                 203               7
Andrew Corp. *                                                76               1
Apple Computer, Inc. *                                       403              31
Avaya, Inc. *                                                199               2
Ciena Corp. *                                                 39               1
Cisco Systems, Inc. *                                      2,911              67
Comverse Technology, Inc. *                                   96               2
Corning, Inc. *                                              732              18
Dell, Inc. *                                               1,114              25
EMC Corp. *                                                1,125              14
Hewlett-Packard Co.                                        1,339              49
International Business Machines Corp.                        742              61
Jabil Circuit, Inc.                                           83               2
JDS Uniphase Corp. *                                         795               2
Juniper Networks, Inc. *                                     201               3
Lexmark International, Inc., Class A *                        52               3
Lucent Technologies, Inc. *                                2,115               5
Molex, Inc.                                                   68               3
Motorola, Inc.                                             1,183              30
NCR Corp. *                                                   87               3
Network Appliance, Inc. *                                    179               7
QLogic Corp. *                                                76               1
Qualcomm, Inc.                                               784              28
SanDisk Corp. *                                               88               5
Sanmina -- SCI Corp. *                                       253               1
Solectron Corp. *                                            434               1
Sun Microsystems, Inc. *                                   1,638               8
Symbol Technologies, Inc.                                    121               2
Tektronix, Inc.                                               39               1
Tellabs, Inc. *                                              215               2
Xerox Corp. *                                                441               7
                                                                     -----------
                                                                             393
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                                 185              10
AT&T Corp.                                                 1,838              60
BellSouth Corp.                                              852              36
CenturyTel, Inc.                                              57               2
Citizens Communications Co.                                  158               2
Embarq Corp.                                                  72               3
Qwest Communications International, Inc. *                   737               7
Sprint Nextel Corp.                                        1,407              24
Verizon Communications, Inc.                               1,386              51
Windstream Corp.                                             191               3
                                                                     -----------
                                                                             198
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           178              13
CSX Corp.                                                    209               7
Delta Air Lines, Inc. *                                      102              --
FedEx Corp.                                                  145              15
Norfolk Southern Corp.                                       198               9
Ryder System, Inc.                                            31               1
Southwest Airlines Co.                                       339               6
Union Pacific Corp.                                          127              11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Parcel Service, Inc., Class B                         519              37
                                                                     -----------
                                                                              99
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                      78               3
Ameren Corp.                                                  96               5
American Electric Power Co., Inc.                            188               7
CenterPoint Energy, Inc.                                     148               2
CMS Energy Corp. *                                           106               1
Consolidated Edison, Inc.                                    118               5
Constellation Energy Group, Inc.                              85               5
Dominion Resources, Inc.                                     165              13
DTE Energy Co.                                                85               4
Duke Energy Corp.                                            587              18
Dynegy, Inc. *                                               144               1
Edison International                                         156               6
Entergy Corp.                                                 98               8
Exelon Corp.                                                 316              19
FirstEnergy Corp.                                            158               9
FPL Group, Inc.                                              191               9
KeySpan Corp.                                                 83               3
Nicor, Inc.                                                   32               1
NiSource, Inc.                                               131               3
Peoples Energy Corp.                                          19               1
PG&E Corp.                                                   164               7
Pinnacle West Capital Corp.                                   47               2
PPL Corp.                                                    180               6
Progress Energy, Inc.                                        121               5
Public Service Enterprise Group, Inc.                        119               7
Sempra Energy                                                124               6
TECO Energy, Inc.                                             99               2
The AES Corp. *                                              312               6
The Southern Co.                                             351              12
TXU Corp.                                                    219              14
Xcel Energy, Inc.                                            193               4
                                                                     -----------
                                                                             194
OTHER INVESTMENT COMPANIES 79.0% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)             971,040          10,332
Schwab International Index Fund, Select Shares (a)       401,153           8,167
Schwab Small-Cap Index Fund, Select Shares (a)           329,535           8,107
Schwab Total Bond Market Fund (a)                        619,659           6,073
Schwab Value Advantage Money Fund, Select Shares (a)     258,063             258
                                                                     -----------
                                                                          32,937

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 7.1% OF NET ASSETS

Bank of America, London
  Time Deposit
  4.73%, 10/02/06                                          1,210           1,210
JPMorgan, Grand Cayman
  Time Deposit
  4.73%, 10/02/06                                          1,210           1,210
Wachovia Bank, Grand Cayman Time Deposit
  4.73%, 10/02/06                                            563             563
                                                                     -----------
                                                                           2,983

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITIES 0.1% OF NET ASSETS

U.S. Treasury Bill
 12/14/06                                                     45              45

END OF INVESTMENTS.

At 09/30/2006, the tax basis cost of the fund's investments was $33,851 and the unrealized appreciation and depreciation were $8,017 and ($149), respectively, with a net unrealized appreciation of $7,868.

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.

SCHWAB ANNUITY PORTFOLIOS
SCHWAB S&P 500 PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of September 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                     110,451        154,947

  0.3%  SHORT-TERM                                           490            490
        INVESTMENT

   --%  U.S. GOVERNMENT                                       44             44
        SECURITIES
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                110,985        155,481

  3.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 5,979          5,979

(3.5)%  OTHER ASSETS AND
        LIABILITIES                                                      (5,507)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      155,953

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co.                                            24,211             196
General Motors Corp. (b)                                   6,276             209
Harley-Davidson, Inc.                                      3,456             217
Johnson Controls, Inc.                                     2,500             179
The Goodyear Tire & Rubber Co. (b)*                        2,500              36
                                                                     -----------
                                                                             837
BANKS 7.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                            4,453             129
Bank of America Corp.                                     58,800           3,150
BB&T Corp.                                                 6,870             301
Comerica, Inc.                                             2,330             133
Commerce Bancorp, Inc. (b)                                 2,300              84
Compass Bancshares, Inc.                                   1,610              92
Countrywide Financial Corp.                                8,000             280
Fannie Mae                                                12,540             701
Fifth Third Bancorp (b)                                    7,405             282
First Horizon National Corp.                               1,400              53
Freddie Mac                                                9,010             598
Golden West Financial Corp.                                3,200             247
Huntington Bancshares, Inc. (b)                            3,256              78
KeyCorp                                                    5,400             202
M&T Bank Corp. (b)                                         1,071             128
Marshall & Ilsley Corp.                                    2,738             132
MGIC Investment Corp.                                        733              44
National City Corp.                                        7,100             260
North Fork Bancorp, Inc.                                   6,200             178
PNC Financial Services Group, Inc.                         3,770             273
Regions Financial Corp.                                    6,127             225
Sovereign Bancorp, Inc.                                    3,605              78
SunTrust Banks, Inc.                                       4,800             371
Synovus Financial Corp.                                    4,300             126
U.S. Bancorp                                              22,898             761
Wachovia Corp.                                            20,694           1,155
Washington Mutual, Inc.                                   12,345             537
Wells Fargo & Co.                                         43,057           1,558
Zions Bancorp                                              1,408             112
                                                                     -----------
                                                                          12,268
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3M Co.                                                     9,840             732
American Power Conversion Corp.                            2,025              44
American Standard Cos., Inc.                               2,400             101
Caterpillar, Inc.                                          8,680             571
Cooper Industries Ltd., Class A                            1,300             111
Cummins, Inc. (b)                                            600              72
Danaher Corp.                                              3,126             215
Deere & Co.                                                2,900             243
Dover Corp.                                                2,800             133
Eaton Corp.                                                1,740             120
Emerson Electric Co.                                       5,380             451
Fluor Corp.                                                1,100              85
General Dynamics Corp.                                     5,230             375
General Electric Co. (c)                                 133,777           4,722
Goodrich Corp.                                             1,660              67
Honeywell International, Inc.                             11,037             451
Illinois Tool Works, Inc.                                  5,344             240
Ingersoll-Rand Co., Ltd., Class A                          4,400             167
ITT Industries, Inc.                                       2,480             127
L-3 Communications Holdings, Inc.                          1,500             117
Lockheed Martin Corp.                                      4,690             404
Masco Corp. (b)                                            5,010             137
Navistar International Corp. (b)*                          1,000              26
Northrop Grumman Corp.                                     4,534             309
Paccar, Inc.                                               2,796             159
Pall Corp.                                                 1,400              43
Parker Hannifin Corp.                                      1,650             128
Raytheon Co.                                               5,830             280
Rockwell Automation, Inc.                                  2,350             137
Rockwell Collins, Inc.                                     2,200             121
Textron, Inc.                                              1,700             149
The Boeing Co.                                            10,396             820
Tyco International Ltd.                                   26,378             738
United Technologies Corp.                                 13,199             836
W.W. Grainger, Inc.                                          800              54
                                                                     -----------
                                                                          13,485
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              525               6
Avery Dennison Corp.                                       1,300              78
Cintas Corp.                                               1,157              47
Equifax, Inc.                                              2,000              73
H&R Block, Inc.                                            4,199              91
Monster Worldwide, Inc. *                                  1,704              62
Pitney Bowes, Inc.                                         3,000             133

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
R.R. Donnelley & Sons Co. (b)                              2,960              98
Robert Half International, Inc.                            1,550              53
Waste Management, Inc.                                     7,356             270
                                                                     -----------
                                                                             911
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                            1,200              37
Centex Corp.                                               1,400              74
Coach, Inc. *                                              5,099             175
D.R. Horton, Inc.                                          2,500              60
Eastman Kodak Co. (b)                                      3,155              71
Fortune Brands, Inc.                                       1,607             121
Harman International Industries, Inc.                        800              67
Hasbro, Inc.                                               2,525              57
Jones Apparel Group, Inc.                                  1,500              49
KB Home                                                      960              42
Leggett & Platt, Inc.                                      2,300              58
Lennar Corp., Class A                                      1,600              72
Liz Claiborne, Inc.                                          997              39
Mattel, Inc.                                               5,299             104
Newell Rubbermaid, Inc.                                    3,924             111
Nike, Inc., Class B                                        2,460             216
Pulte Homes, Inc.                                          2,000              64
Snap-On, Inc.                                                800              36
The Black & Decker Corp.                                   1,010              80
The Stanley Works                                            391              19
VF Corp. (b)                                               1,110              81
Whirlpool Corp.                                            1,033              87
                                                                     -----------
                                                                           1,720
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (b)*                           1,327              65
Carnival Corp.                                             5,222             246
Darden Restaurants, Inc.                                   1,590              67
Harrah's Entertainment Inc                                 2,200             146
Hilton Hotels Corp.                                        4,010             112
International Game Technology                              4,700             195
Marriott International, Inc., Class A                      3,512             136
McDonald's Corp.                                          16,299             638
Starbucks Corp. *                                         10,119             345
Starwood Hotels & Resorts Worldwide, Inc.                  2,900             166
Wendy's International, Inc.                                1,300              87
Wyndham Worldwide Corp. *                                  2,580              72
YUM! Brands, Inc.                                          3,700             192
                                                                     -----------
                                                                           2,467
DIVERSIFIED FINANCIALS 8.3%
--------------------------------------------------------------------------------
American Express Co.                                      16,069             901
Ameriprise Financial, Inc.                                 3,278             154
Capital One Financial Corp. (b)                            3,980             313
Chicago Mercantile Exchange Holdings, Inc.                   300             144
CIT Group, Inc.                                            2,600             127
Citigroup, Inc. (c)                                       63,781           3,168
E*TRADE Financial Corp. *                                  5,160             123
Federated Investors, Inc., Class B                         1,100              37
Franklin Resources, Inc.                                   2,100             222
Janus Capital Group, Inc.                                  1,941              38
JPMorgan Chase & Co.                                      44,700           2,099
Legg Mason, Inc.                                           1,500             151
Lehman Brothers Holdings, Inc.                             7,000             517
Mellon Financial Corp.                                     5,600             219
Merrill Lynch & Co., Inc.                                 11,880             929
Moody's Corp.                                              3,180             208
Morgan Stanley                                            13,780           1,005
Northern Trust Corp.                                       2,470             144
SLM Corp.                                                  5,200             270
State Street Corp.                                         4,500             281
T. Rowe Price Group, Inc.                                  3,400             163
The Bank of New York Co., Inc.                            10,300             363
The Bear Stearns Cos., Inc.                                1,512             212
The Charles Schwab Corp. (a)                              14,146             253
The Goldman Sachs Group, Inc. (b)                          5,607             949
                                                                     -----------
                                                                          12,990
ENERGY 9.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                   6,094             267
Apache Corp.                                               4,008             253
Baker Hughes, Inc.                                         4,400             300
BJ Services Co.                                            3,800             114
Chesapeake Energy Corp. (b)                                4,800             139
ChevronTexaco Corp.                                       28,515           1,850
ConocoPhillips                                            21,351           1,271
CONSOL Energy, Inc.                                        1,200              38
Devon Energy Corp.                                         5,663             358
El Paso Corp.                                              6,441              88
EOG Resources, Inc.                                        3,214             209
Exxon Mobil Corp. (c)                                     78,017           5,235
Halliburton Co.                                           13,420             382
Hess Corp. (b)                                             2,610             108
Kinder Morgan, Inc.                                        1,350             141
Marathon Oil Corp.                                         4,832             372
Murphy Oil Corp.                                           1,632              78
Nabors Industries Ltd. *                                   4,000             119
National-Oilwell Varco, Inc. *                             1,893             111
Noble Corp.                                                1,600             103
Occidental Petroleum Corp.                                11,000             529
Rowan Cos., Inc.                                           1,200              38
Schlumberger Ltd.                                         15,340             951
Sunoco, Inc.                                               1,740             108
Transocean, Inc. *                                         4,033             295
Valero Energy Corp.                                        7,860             405
Weatherford International Ltd. *                           4,280             179
Williams Cos., Inc.                                        7,600             181
XTO Energy, Inc.                                           4,229             178
                                                                     -----------
                                                                          14,400
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                     6,100             303
CVS Corp.                                                 10,600             340
Safeway, Inc.                                              6,200             188
Supervalu, Inc.                                            2,435              72
Sysco Corp.                                                7,700             258
The Kroger Co.                                             9,400             218
Wal-Mart Stores, Inc.                                     31,929           1,575
Walgreen Co.                                              12,974             576

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Whole Foods Market, Inc. (b)                               1,800             107
                                                                     -----------
                                                                           3,637
FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        26,863           2,056
Anheuser-Busch Cos., Inc.                                  9,783             465
Archer Daniels-Midland Co.                                 8,700             330
Brown-Forman Corp., Class B                                1,204              92
Campbell Soup Co.                                          2,300              84
Coca-Cola Enterprises, Inc.                                4,000              83
ConAgra Foods, Inc.                                        6,770             166
Constellation Brands, Inc., Class A *                      2,300              66
Dean Foods Co. *                                           1,700              71
General Mills, Inc.                                        4,579             259
H.J. Heinz Co.                                             4,510             189
Kellogg Co.                                                3,400             168
McCormick & Co., Inc.                                      1,700              65
Molson Coors Brewing Co., Class B                            339              23
PepsiCo, Inc.                                             21,439           1,399
Reynolds American, Inc. (b)                                2,156             134
Sara Lee Corp.                                            10,600             170
The Coca-Cola Co.                                         26,361           1,178
The Hershey Co.                                            2,244             120
The Pepsi Bottling Group, Inc.                             1,902              68
Tyson Foods, Inc., Class A                                 1,186              19
UST, Inc.                                                  2,200             121
Wm. Wrigley Jr. Co.                                        2,411             111
                                                                     -----------
                                                                           7,437
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                7,640             302
AmerisourceBergen Corp.                                    2,720             123
Bausch & Lomb, Inc. (b)                                      800              40
Baxter International, Inc.                                 8,690             395
Becton Dickinson & Co.                                     3,300             233
Biomet, Inc.                                               2,507              81
Boston Scientific Corp. *                                 15,090             223
C.R. Bard, Inc.                                            1,320              99
Cardinal Health, Inc.                                      5,374             353
Caremark Rx, Inc.                                          5,692             323
CIGNA Corp.                                                1,560             182
Coventry Health Care, Inc. *                               2,050             106
Express Scripts, Inc. *                                    1,772             134
HCA, Inc.                                                  4,890             244
Health Management Associates, Inc., Class A                1,870              39
Hospira, Inc. *                                            2,100              80
Humana, Inc. *                                             2,100             139
IMS Health, Inc.                                           2,600              69
Laboratory Corp. of America Holdings *                     1,504              99
Manor Care, Inc. (b)                                         387              20
McKesson Corp.                                             3,956             209
Medco Health Solutions, Inc. *                             3,888             234
Medtronic, Inc.                                           15,508             720
Patterson Cos., Inc. (b)*                                    980              33
Quest Diagnostics, Inc.                                    2,260             138
St. Jude Medical, Inc. *                                   4,204             148
Stryker Corp.                                              3,900             193
Tenet Healthcare Corp. *                                   6,500              53
UnitedHealth Group, Inc.                                  17,629             867
WellPoint, Inc. *                                          8,136             627
Zimmer Holdings, Inc. *                                    3,184             215
                                                                     -----------
                                                                           6,721
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                1,000              51
Avon Products, Inc.                                        5,116             157
Clorox Co.                                                 2,100             132
Colgate-Palmolive Co.                                      6,669             414
Kimberly-Clark Corp.                                       5,706             373
Procter & Gamble Co. (c)                                  42,216           2,617
The Estee Lauder Cos., Inc., Class A                       1,500              60
                                                                     -----------
                                                                           3,804
INSURANCE 4.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                   3,900             214
AFLAC, Inc.                                                6,610             303
Ambac Financial Group, Inc.                                1,392             115
American International Group, Inc.                        33,437           2,216
AON Corp.                                                  4,550             154
Cincinnati Financial Corp.                                 2,335             112
Genworth Financial, Inc., Class A                          5,000             175
Lincoln National Corp.                                     3,662             227
Loews Corp.                                                5,640             214
Marsh & McLennan Cos., Inc.                                7,000             197
MBIA, Inc.                                                 1,750             108
MetLife, Inc.                                              9,807             556
Principal Financial Group, Inc.                            3,563             193
Prudential Financial, Inc.                                 6,470             493
SAFECO Corp.                                               1,600              94
The Allstate Corp.                                         8,440             529
The Chubb Corp.                                            5,160             268
The Hartford Financial Services Group, Inc.                3,930             341
The Progressive Corp.                                     10,199             250
The St. Paul Travelers Cos., Inc.                          8,999             422
Torchmark Corp.                                            1,500              95
UnumProvident Corp.                                        4,276              83
XL Capital Ltd., Class A                                   1,900             131
                                                                     -----------
                                                                           7,490
MATERIALS 2.9%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             3,000             199
Alcoa, Inc.                                               11,072             310
Allegheny Technologies, Inc.                                 770              48
Ashland, Inc.                                                900              57
Ball Corp.                                                 1,200              49
Bemis Co.                                                  1,400              46
E.I. du Pont de Nemours & Co.                             12,113             519
Eastman Chemical Co.                                       1,000              54
Ecolab, Inc.                                               2,604             111
Freeport-McMoRan Copper & Gold, Inc., Class B              2,400             128
Hercules, Inc. *                                             700              11

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
International Flavors & Fragrances, Inc.                   1,000              40
International Paper Co.                                    6,498             225
Louisiana-Pacific Corp.                                    1,260              24
MeadWestvaco Corp.                                         2,549              68
Monsanto Co.                                               7,050             331
Newmont Mining Corp.                                       5,446             233
Nucor Corp. (b)                                            4,000             198
Pactiv Corp. *                                             1,800              51
Phelps Dodge Corp.                                         2,690             228
PPG Industries, Inc.                                       2,300             154
Praxair, Inc.                                              4,165             246
Rohm & Haas Co.                                            2,105             100
Sealed Air Corp.                                           1,214              66
Sigma-Aldrich Corp.                                          641              48
Temple-Inland, Inc.                                        1,600              64
The Dow Chemical Co.                                      12,304             480
United States Steel Corp.                                  1,500              86
Vulcan Materials Co.                                       1,300             102
Weyerhaeuser Co.                                           3,300             203
                                                                     -----------
                                                                           4,479
MEDIA 3.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                         9,880             278
Clear Channel Communications, Inc. *                       5,956             172
Comcast Corp., Class A *                                  27,182           1,002
Dow Jones & Co., Inc. (b)                                    600              20
Gannett Co., Inc.                                          2,960             168
McGraw-Hill Cos., Inc.                                     4,750             276
Meredith Corp.                                               300              15
News Corp., Class A                                       30,573             601
Omnicom Group, Inc.                                        2,300             215
The E.W. Scripps Co., Class A                              1,000              48
The Interpublic Group of Cos., Inc. *                      4,997              49
The New York Times Co., Class A (b)                        1,700              39
The Walt Disney Co. *                                     28,499             881
Time Warner, Inc. (b)                                     52,322             954
Tribune Co.                                                2,817              92
Univision Communications, Inc., Class A *                  3,025             104
Viacom, Inc., Class B *                                    9,080             338
                                                                     -----------
                                                                           5,252
PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                       19,635             954
Allergan, Inc. (b)                                         1,880             212
Amgen, Inc. *                                             15,154           1,084
Applera Corp.-Applied Biosystems Group                     2,800              93
Barr Pharmaceuticals, Inc. *                               1,400              73
Biogen Idec, Inc. *                                        4,700             210
Bristol-Myers Squibb Co.                                  25,640             639
Eli Lilly & Co.                                           14,620             833
Fisher Scientific International, Inc. *                    1,605             126
Forest Laboratories, Inc. *                                3,720             188
Genzyme Corp. *                                            3,500             236
Gilead Sciences, Inc. *                                    5,854             402
Johnson & Johnson                                         38,197           2,481
King Pharmaceuticals, Inc. *                               3,466              59
MedImmune, Inc. *                                          3,200              93
Merck & Co., Inc.                                         28,299           1,186
Millipore Corp. *                                            500              31
Mylan Laboratories, Inc.                                   2,691              54
PerkinElmer, Inc.                                          1,700              32
Pfizer, Inc. (c)                                          94,268           2,673
Schering-Plough Corp.                                     19,190             424
Thermo Electron Corp. *                                    1,380              54
Waters Corp. *                                             1,400              63
Watson Pharmaceuticals, Inc. *                             1,500              39
Wyeth                                                     17,470             888
                                                                     -----------
                                                                          13,127
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A             1,300              71
Archstone-Smith Trust                                      2,700             147
Boston Properties, Inc.                                    1,216             126
Equity Office Properties Trust                             4,999             199
Equity Residential                                         3,999             202
Kimco Realty Corp.                                         2,710             116
Plum Creek Timber Co., Inc.                                2,560              87
ProLogis                                                   2,600             148
Public Storage, Inc.                                       1,100              95
Realogy Corp. *                                            3,225              73
Simon Property Group, Inc.                                 2,400             218
Vornado Realty Trust                                       1,600             174
                                                                     -----------
                                                                           1,656
RETAILING 3.3%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,000              96
AutoNation, Inc. (b)*                                      1,900              40
AutoZone, Inc. *                                             500              52
Bed, Bath & Beyond, Inc. *                                 3,016             115
Best Buy Co., Inc.                                         5,075             272
Big Lots, Inc. *                                           1,400              28
Circuit City Stores, Inc.                                  2,054              52
Dillard's, Inc., Class A                                     600              20
Dollar General Corp.                                       3,863              53
Family Dollar Stores, Inc.                                 2,000              58
Federated Department Stores, Inc.                          6,822             295
Genuine Parts Co.                                          2,500             108
Home Depot, Inc.                                          26,349             956
J.C. Penney Co., Inc. (b)                                  3,100             212
Kohl's Corp. *                                             4,610             299
Limited Brands, Inc.                                       3,908             103
Lowe's Cos., Inc.                                         19,759             554
Nordstrom, Inc.                                            2,850             120
Office Depot, Inc. *                                       4,100             163
OfficeMax, Inc.                                              900              37
RadioShack Corp. (b)                                         259               5
Sears Holdings Corp. *                                     1,275             201
Staples, Inc.                                              9,850             240
Target Corp.                                              11,170             617
The Gap, Inc.                                              7,076             134
The Sherwin-Williams Co.                                   1,133              63

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The TJX Cos., Inc.                                         6,310             177
Tiffany & Co. (b)                                          1,126              37
                                                                     -----------
                                                                           5,107
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.8%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (b)*                          5,530             137
Altera Corp. *                                             4,880              90
Analog Devices, Inc.                                       4,730             139
Applied Materials, Inc. (c)                               20,569             365
Broadcom Corp., Class A (b)*                               6,165             187
Freescale Semiconductor, Inc., Class B *                   5,566             212
Intel Corp.                                               74,370           1,530
KLA-Tencor Corp.                                           2,700             120
Linear Technology Corp.                                    4,000             124
LSI Logic Corp. *                                          5,410              44
Maxim Integrated Products, Inc.                            3,900             109
Micron Technology, Inc. *                                  8,800             153
National Semiconductor Corp.                               4,400             104
Novellus Systems, Inc. *                                   1,900              53
NVIDIA Corp. *                                             4,800             142
PMC - Sierra, Inc. (b)*                                    1,590               9
Teradyne, Inc. *                                           2,100              28
Texas Instruments, Inc.                                   20,039             666
Xilinx, Inc.                                               4,400              97
                                                                     -----------
                                                                           4,309
SOFTWARE & SERVICES 5.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      7,900             296
Affiliated Computer Services, Inc., Class A *              1,391              72
Autodesk, Inc. *                                           3,320             115
Automatic Data Processing, Inc.                            7,173             340
BMC Software, Inc. *                                       3,200              87
CA, Inc. (b)                                               6,444             153
Citrix Systems, Inc. *                                     2,360              85
Computer Sciences Corp. *                                  2,400             118
Compuware Corp. *                                          5,150              40
Convergys Corp. *                                          1,354              28
eBay, Inc. *                                              15,288             433
Electronic Arts, Inc. *                                    4,058             226
Electronic Data Systems Corp.                              7,220             177
First Data Corp.                                           9,959             418
Fiserv, Inc. *                                             2,260             106
Google, Inc., Class A *                                    2,577           1,036
Intuit, Inc. *                                             4,396             141
Microsoft Corp. (c)                                      112,867           3,085
Novell, Inc. *                                             5,200              32
Oracle Corp. *                                            49,319             875
Parametric Technology Corp. *                              1,484              26
Paychex, Inc.                                              4,450             164
Sabre Holdings Corp., Class A (b)                          1,883              44
Symantec Corp. *                                          13,941             297
Unisys Corp. *                                             4,700              27
VeriSign, Inc. *                                           2,025              41
Yahoo! Inc. (b)*                                          15,899             402
                                                                     -----------
                                                                           8,864
TECHNOLOGY HARDWARE & EQUIPMENT 6.8%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               971              15
Agilent Technologies, Inc. *                               5,867             192
Andrew Corp. *                                             1,450              13
Apple Computer, Inc. *                                    11,000             847
Avaya, Inc. *                                              5,632              64
CIENA Corp. *                                                957              26
Cisco Systems, Inc. *                                     78,537           1,806
Comverse Technology, Inc. *                                2,700              58
Corning, Inc. *                                           19,950             487
Dell, Inc. *                                              28,872             659
EMC Corp. *                                               30,822             369
Hewlett-Packard Co.                                       35,913           1,318
International Business Machines Corp.                     19,985           1,638
Jabil Circuit, Inc.                                        2,127              61
JDS Uniphase Corp. *                                      20,155              44
Juniper Networks, Inc. *                                   6,800             117
Lexmark International, Inc., Class A *                     1,300              75
Lucent Technologies, Inc. *                               60,294             141
Molex, Inc.                                                1,800              70
Motorola, Inc.                                            32,435             811
NCR Corp. *                                                2,400              95
Network Appliance, Inc. *                                  4,600             170
QLogic Corp. *                                             2,590              49
Qualcomm, Inc.                                            21,490             781
SanDisk Corp. *                                            2,000             107
Sanmina -- SCI Corp. *                                     7,400              28
Solectron Corp. *                                         13,490              44
Sun Microsystems, Inc. *                                  45,799             228
Symbol Technologies, Inc.                                  2,212              33
Tektronix, Inc.                                            1,100              32
Tellabs, Inc. *                                            6,230              68
Xerox Corp. *                                             12,190             190
                                                                     -----------
                                                                          10,636
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
Alltel Corp.                                               5,160             287
AT&T Corp.                                                50,210           1,635
BellSouth Corp.                                           23,530           1,006
CenturyTel, Inc.                                           1,490              59
Citizens Communications Co.                                4,718              66
Embarq Corp.                                               1,997              97
Qwest Communications International, Inc. *                21,216             185
Sprint Nextel Corp.                                       38,838             666
Verizon Communications, Inc.                              37,603           1,396
Windstream Corp.                                           5,335              70
                                                                     -----------
                                                                           5,467
TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         4,730             347
CSX Corp.                                                  6,020             198
FedEx Corp.                                                3,920             426
Norfolk Southern Corp.                                     5,600             247
Ryder System, Inc.                                           600              31

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Southwest Airlines Co.                                     7,885             131
Union Pacific Corp.                                        3,570             314
United Parcel Service, Inc., Class B                      13,914           1,001
                                                                     -----------
                                                                           2,695
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   2,241              90
Ameren Corp. (b)                                           2,500             132
American Electric Power Co., Inc.                          5,170             188
CenterPoint Energy, Inc. (b)                               3,650              52
CMS Energy Corp. *                                         2,960              43
Consolidated Edison, Inc.                                  3,100             143
Constellation Energy Group, Inc.                           2,500             148
Dominion Resources, Inc.                                   4,380             335
DTE Energy Co.                                             2,200              91
Duke Energy Corp.                                         15,562             470
Dynegy, Inc., Class A *                                    4,200              23
Edison International                                       4,200             175
Entergy Corp.                                              2,377             186
Exelon Corp.                                               8,690             526
FirstEnergy Corp.                                          4,288             240
FPL Group, Inc.                                            5,400             243
KeySpan Corp.                                              2,300              95
Nicor, Inc.                                                  510              22
NiSource, Inc.                                             3,246              71
Peoples Energy Corp.                                         300              12
PG&E Corp.                                                 4,800             200
Pinnacle West Capital Corp.                                1,200              54
PPL Corp. (b)                                              4,960             163
Progress Energy, Inc.                                      2,730             124
Public Service Enterprise Group, Inc.                      3,300             202
Sempra Energy                                              3,141             158
TECO Energy, Inc.                                          2,840              44
The AES Corp. *                                            8,800             179
The Southern Co.                                           9,509             328
TXU Corp.                                                  5,954             372
Xcel Energy, Inc.                                          3,809              79
                                                                     -----------
                                                                           5,188

ISSUER                                               FACE AMOUNT           VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

Citibank, NAS
  Time Deposit
  4.73%, 10/02/06                                            490             490

U.S. GOVERNMENT SECURITIES 0.0% OF NET ASSETS

TREASURY BILLS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  4.83%, 12/14/06                                             44              44

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.8% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                             5,978,932           5,979

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At September 30, 2006 the tax basis cost of the fund's investments was $112,081 and the unrealized appreciation and depreciation was $52,597 and ($9,197), respectively, with a net unrealized appreciation of $43,400.

In addition to the above, the fund held the following at September 30, 2006. All numbers x 1,000 except number of contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE        GAINS
FUTURES CONTRACT 0.2% OF NET ASSETS

S & P Mini 500 Index Future, Long
   expires 12/15/06                                5          336              4

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.
(b)   All or a portion of this security is on loan.
(c) All or a portion of this security is held as collateral for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              --------------------------

By:  /s/ Evelyn Dilsaver
     -------------------
       Evelyn Dilsaver
       Chief Executive Officer

Date: November 10, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: November 10, 2006
      -----------------

By: /s/ George Pereira
    ------------------
      George Pereira
      Principal Financial Officer

Date: November 10, 2006
      -----------------